Income Taxes (Details) - Schedule of effective tax rate differed from the federal statutory income tax rate	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Schedule of Effective Tax Rate Differed From the Federal Statutory Income Tax Rate [Abstract]
Federal statutory rate	21.00%	21.00%
State tax, net of federal tax effect	5.00%	5.50%
Valuation allowance	26.00%	27.00%
Effective tax rate	0.00%	0.00%